                                               -------------------------------
                                               |         OMB APPROVAL        |
                                               -------------------------------
                                               | OMB Number:       3235-0006 |
                                               | Expires:   October 31, 2003 |
                                               | Estimated average           |
                                               |   burden hours per          |
                                               |   response: ......... 24.60 |
                                               -------------------------------

                                               -------------------------------
                                               |         SEC USE ONLY        |
                                               -------------------------------
                                               |                             |
                                               |                             |
                                               |                             |
                                               -------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 30th June, 2005.

If amended report check here: |_|

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of August, 2005.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              210

Form 13F Information Table Value Total:      564,959,927

------------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2     Item 3      Item 4      Item 5             Item 6:                    Item 7:
                                                                                  Investment Discretion    Managers Voting Authority
                                                                                -------------------------  -------------------------
                                  Title of                                        Sole   Shared   Shared      Sole   Shared  None
           Name of Sec             Class     Cusip No    Fair Mv      SH/PRN      (a)      (b)   Other(c)     (a)      (b)    (c)
------------------------------------------------------------------------------------------------------------------------------------
3M Co                              Common   88579Y101    8,485,950     113,146  113,146                     113,146
Abbott Laboratories                Common   002824100    4,796,828     102,870  102,870                     102,870
Accenture                          Common   G1150G111   10,375,549     414,359  414,359                     414,359
ACE                                Common   G0070K103    1,937,770      41,934   41,934                      41,934
ADC Telecommunications             Common   000886309      324,502      12,414   12,414                      12,414
Aeropostale                        Common   007865108    1,760,583      58,981   58,981                      58,981
AES Corp                           Common   00130H105    1,970,009     122,742  122,742                     122,742
Aetna                              Common   00817Y108      913,320      11,800   11,800                      11,800
Aflac Inc.                         Common   001055102    2,373,613      52,630   52,630                      52,630
Agere Systems Inc                  Common   00845V308    1,942,282     173,573  173,573                     173,573
Agilent Technologies               Common   00846U101      238,784       9,100    9,100                       9,100
Albertson's Inc                    Common   013104104    1,033,535      48,500   48,500                      48,500
Alltel                             Common   020039103    2,392,870      35,983   35,983                      35,983
Altera Corp                        Common   021441100      320,483      14,654   14,654                      14,654
Altria Group Inc                   Common   02209S103    2,356,992      35,200   35,200                      35,200
Ambac Financial Group              Common   023139108    1,201,811      16,729   16,729                      16,729
American Express                   Common   025816109    3,290,760      59,832   59,832                      59,832
American Intl Group Inc            Common   026874107    8,904,543     147,916  147,916                     147,916
Amgen Inc                          Common   031162100    4,210,641      52,798   52,798                      52,798
Anadarko Petroleum                 Common   032511107    3,929,808      44,480   44,480                      44,480
Anheuser Busch Companies Inc.      Common   035229103    3,777,467      85,174   85,174                      85,174
Apple Computer                     Common   037833100    1,525,249      35,762   35,762                      35,762
Applied Materials                  Common   038222105    1,540,432      83,447   83,447                      83,447
Automatic Data                     Common   053015103    5,667,649     127,621  127,621                     127,621
Avon Products                      Common   054303102    2,336,868      71,442   71,442                      71,442
Bank of America                    Common   060505104    8,732,164     200,279  200,279                     200,279
Bank of New York                   Common   064057102    1,006,506      32,700   32,700                      32,700
Bard (C.R)                         Common   067383109    1,075,519      16,103   16,103                      16,103
BCE Inc.                           Common   05534B109      346,889      14,358   14,358                      14,358
Bed Bath and Beyond                Common   075896100    2,614,831      56,968   56,968                      56,968
Bellsouth Corp                     Common   079860102    5,068,547     183,643  183,643                     183,643
Best buy Co Inc                    Common   086516101    2,055,408      26,833   26,833                      26,833
Biogen Idec Inc.                   Common   09062X103      566,640      14,422   14,422                      14,422
Biomet                             Common   090613100    3,306,977      86,729   86,729                      86,729
BMC Software Inc                   Common   055921100      309,258      16,200   16,200                      16,200
Brunswick Corp                     Common   117043109    3,066,302      65,857   65,857                      65,857
Burlington Resources Inc           Common   122014103    3,888,656      60,656   60,656                      60,656
Cadence Design System Inc          Common   127387108      518,098      32,200   32,200                      32,200
Capital One Financial              Common   14040H105    4,773,203      57,857   57,857                      57,857
Cardinal Health                    Common   14149Y108    3,405,891      57,165   57,165                      57,165
Carnival Corp                      Common   143658300    3,720,557      71,003   71,003                      71,003
CDW                                Common   12512N105      463,264       7,472    7,472                       7,472
Centerpoint Energy                 Common   15189T107    4,079,640     296,917  296,917                     296,917
Charles Schwab Corp                Common   808513105      972,700      71,000   71,000                      71,000
Check Point Software
 Technologies                      Common   001082411    3,508,191     155,712  155,712                     155,712
Cheesecake Factory                 Common   163072101    1,086,818      30,392   30,392                      30,392
Chevron Corp                       Common   166764100   13,939,803     240,300  240,300                     240,300
Chicago Mercantile Exchange        Common   167760107    1,393,862       4,630    4,630                       4,630
Cincinnati Finl Corp               Common   172062101      536,684      13,020   13,020                      13,020
Cisco Systems                      Common   17275R102    4,241,304     221,478  221,478                     221,478
Citigroup                          Common   172967101   11,355,066     261,036  261,036                     261,036
Coca Cola Co                       Common   191216100    5,669,020     129,548  129,548                     129,548
Comcast Corp                       Common   20030N101    5,796,692     188,633  188,633                     188,633
Commerce Bancorp/NJ                Common   200519106    5,316,865     156,701  156,701                     156,701

------------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2     Item 3      Item 4      Item 5             Item 6:                    Item 7:
                                                                                  Investment Discretion    Managers Voting Authority
                                                                                -------------------------  -------------------------
                                  Title of                                        Sole   Shared   Shared      Sole   Shared  None
           Name of Sec             Class     Cusip No    Fair Mv      SH/PRN      (a)      (b)   Other(c)     (a)      (b)    (c)
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corporation      Common   205363104      306,726       6,700    6,700                       6,700
Comverse Technology Inc            Common   205862402      349,002      13,800   13,800                      13,800
Conagra Foods Inc                  Common   205887102    5,232,952     230,425  230,425                     230,425
Corning Incorporated               Common   219350105      868,680      45,600   45,600                      45,600
Costco Wholesale                   Common   22160K105    3,707,389      80,648   80,648                      80,648
Countrywide Financial Corp         Common   222372104    3,993,948     110,943  110,943                     110,943
CVS Corp                           Common   126650100    3,410,321     109,904  109,904                     109,904
Dell Inc                           Common   24702R101    2,848,683      70,390   70,390                      70,390
Devon Energy Corp                  Common   25179M103    9,402,535     167,633  167,633                     167,633
Dow Chemical                       Common   260543103    3,213,130      67,010   67,010                      67,010
Duke Realty                        Common   264411505    2,628,878      77,411   77,411                      77,411
E*Trade Financial                  Common   269246104    1,874,647     120,867  120,867                     120,867
Eastman Kodak Co                   Common   277461109    3,339,238     124,878  124,878                     124,878
eBay Inc                           Common   278642103    2,439,827      58,397   58,397                      58,397
Electronic Data System             Common   285661104      561,561      27,300   27,300                      27,300
Eli Lilly and Co                   Common   532457108      421,612       7,486    7,486                       7,486
EMC Corp                           Common   268648102      184,815      13,500   13,500                      13,500
Estee Lauder Co's Inc.             Common   518439104      261,690       6,686    6,686                       6,686
Exxon Mobil Corp                   Common   30231G102   15,789,356     268,755  268,755                     268,755
Fannie Mae                         Common   313586109    2,626,872      47,026   47,026                      47,026
FedEx Corporation                  Common   31428X106    3,849,304      45,776   45,776                      45,776
Fifth Third Bancorp                Common   316773100    1,327,480      30,800   30,800                      30,800
First Data Corp                    Common   319963104    1,585,042      38,528   38,528                      38,528
First Horizon National Corp        Common   320517105      571,264      14,005   14,005                      14,005
Flextronics International          Common   999900002      146,923      10,851   10,851                      10,851
Freddie Mac                        Common   313400301    4,636,905      73,276   73,276                      73,276
Garmin                             Common   G37260109      664,169      12,100   12,100                      12,100
Genentech                          Common   368710406    1,778,560      19,910   19,910                      19,910
General Electric                   Common   369604103   14,784,872     428,547  428,547                     428,547
Genworth Financial Cl A            Common   37247D106    2,665,882      85,009   85,009                      85,009
Genzyme Corporation                Common   372917104      790,457      10,623   10,623                      10,623
Gilead Sciences                    Common   375558103      829,612      18,514   18,514                      18,514
Goldman Sachs Group                Common   38141G104    2,621,975      24,395   24,395                      24,395
Google                             Common   38259P508      220,136         765      765                         765
Health Net                         Common   42222G108    2,785,879      71,801   71,801                      71,801
Heinz (H.J.) Co.                   Common   423074103    1,722,040      46,820   46,820                      46,820
Hewlett Packard                    Common   428236103    1,027,073      41,717   41,717                      41,717
Hilton Hotels Corp                 Common   432848109    1,004,850      40,600   40,600                      40,600
Home Depot Incorporated            Common   437076102    1,624,141      37,328   37,328                      37,328
Host Marriott Corp                 Common   44107P104    2,952,202     158,295  158,295                     158,295
IBM                                Common   459200101    3,339,568      40,014   40,014                      40,014
Illinois Tool Works                Common   452308109    4,722,313      55,135   55,135                      55,135
Indymac Bancorp                    Common   456607100    3,509,994      80,486   80,486                      80,486
Informatica                        Common   45666Q102    3,418,412     323,407  323,407                     323,407
Intel Corporation                  Common   458140100    6,084,110     224,175  224,175                     224,175
International Paper Co.            Common   460146103    4,963,317     157,067  157,067                     157,067
Investors Financial Svcs           Common   461915100    2,079,037      60,402   60,402                      60,402
Jabil Circuit                      Common   466313103      333,733      10,700   10,700                      10,700
JC Penney Co Inc                   Common   708160106      904,079      16,104   16,104                      16,104
Jefferson Pilot                    Common   475070108      376,275       7,500    7,500                       7,500
Johnson Controls                   Common   478366107    3,432,327      59,755   59,755                      59,755
Johnson&Johnson                    Common   478160104    4,671,510      73,038   73,038                      73,038
JPMorgan Chase                     Common   46625H100    5,177,317     147,334  147,334                     147,334
Kimberly Clark                     Common   494368103    3,417,664      53,602   53,602                      53,602

------------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2     Item 3      Item 4      Item 5             Item 6:                    Item 7:
                                                                                  Investment Discretion    Managers Voting Authority
                                                                                -------------------------  -------------------------
                                  Title of                                        Sole   Shared   Shared      Sole   Shared  None
           Name of Sec             Class     Cusip No    Fair Mv      SH/PRN      (a)      (b)   Other(c)     (a)      (b)    (c)
------------------------------------------------------------------------------------------------------------------------------------
Kohls Corporation                  Common   500255104    2,657,748      47,165   47,165                     47,165
Lazard Ltd.                        Common   G54050102      823,910      34,531   34,531                     34,531
Lehman Bros Holdings Inc.          Common   524908100    1,382,565      13,151   13,151                     13,151
Lifepoint Hospitals                Common   53219L109    2,180,466      46,631   46,631                     46,631
Lockheed Martin Corp               Common   539830109    5,739,614      91,981   91,981                     91,981
Lucent Technologies Inc            Common   549463107      751,252     256,400  256,400                    256,400
Manpower Inc                       Common   56418H100    5,756,411     120,427  120,427                    120,427
Marathon Oil Corp                  Common   565849106    3,154,416      54,051   54,051                     54,051
Masco Corp.                        Common   574599106    4,971,952     146,622  146,622                    146,622
Mattel                             Common   577081102    1,616,694      86,686   86,686                     86,686
MBNA Corp                          Common   55262L100      344,692      13,700   13,700                     13,700
Mc Graw Hill Cos Inc               Common   580645109    3,006,247      65,339   65,339                     65,339
McDonald's Corp                    Common   580135101      423,912      13,600   13,600                     13,600
Medco health Solutions Inc         Common   58405U102      915,710      18,904   18,904                     18,904
MedImmune                          Common   584699102    1,461,354      51,438   51,438                     51,438
Medtronic                          Common   585055106    3,450,919      63,977   63,977                     63,977
Mellon Financial corp              Common   58551A108      862,018      28,300   28,300                     28,300
Merck & Co Inc                     Common   589331107    4,483,294     144,343  144,343                    144,343
Michaels Stores Inc                Common   594087108      434,354      10,594   10,594                     10,594
Microsoft Corporation              Common   594918104   11,335,165     442,607  442,607                    442,607
Motorola                           Common   620076109    2,133,652     100,739  100,739                    100,739
New York Community Bancorp Inc     Common   649445103      930,962      50,706   50,706                     50,706
New York Times Co Cl A             Common   650111107      343,568      10,900   10,900                     10,900
Nextel Communications Inc A        Common   65332V103    1,176,240      33,800   33,800                     33,800
Nortel Networks Corp               Common   656568102      947,768     360,368  360,368                    360,368
North Fork Bancorp.                Common   659424105      854,568      31,200   31,200                     31,200
NTL                                Common   62940M104    1,015,774      15,245   15,245                     15,245
Omnicom Group Inc                  Common   681919106    1,043,901      12,300   12,300                     12,300
Oracle Corporation                 Common   68389X105    7,566,314     557,166  557,166                    557,166
Parker Hannifin                    Common   701094104    2,570,375      39,111   39,111                     39,111
Pepco Holdings                     Common   713291102    4,488,014     188,019  188,019                    188,019
Pepsico Inc                        Common   713448108      512,582       9,400    9,400                      9,400
Petco Animal Supplies              Common   716016209    1,624,013      58,271   58,271                     58,271
Petsmart Inc                       Common   716768106      455,711      15,318   15,318                     15,318
Pfizer Inc                         Common   717081103    8,559,050     322,983  322,983                    322,983
Phelps Dodge                       Common   717265102    3,275,467      30,770   30,770                     30,770
Polycom Inc                        Common   73172K104    1,127,970      68,073   68,073                     68,073
Portalplayer                       Common   736187204    1,945,200      81,050   81,050                     81,050
PPL Corp                           Common   69351T106    5,162,251      83,830   83,830                     83,830
Primus Guaranty                    Common   G72457107      681,715      50,163   50,163                     50,163
Procter & Gamble                   Common   742718109    6,954,084     125,006  125,006                    125,006
Progressive Corp                   Common   743315103    2,140,045      21,467   21,467                     21,467
Prudential Financial               Common   744320102    3,293,822      49,235   49,235                     49,235
Public Svc E&G                     Common   744573106    1,684,660      26,200   26,200                     26,200
Qualcomm Inc                       Common   747525103    1,772,272      44,879   44,879                     44,879
Quest Diagnostics                  Common   74834L100      359,380       7,000    7,000                      7,000
Qwest Communications Intl          Common   749121109      763,236     199,800  199,800                    199,800
Radian Group Inc                   Common   750236101    4,058,108      78,676   78,676                     78,676
Raytheon                           Common   755111507    2,665,276      67,767   67,767                     67,767
S&P Depos Recpts                   Common   78462F103      297,591       2,404    2,404                      2,404
Sanmina Sci Corp                   Common   800907107      294,448      61,600   61,600                     61,600
Sara Lee Corporation               Common   803111103    2,018,072     101,258  101,258                    101,258
SBC Communications Inc             Common   78387G103      408,315      16,700   16,700                     16,700
Schering  Plough Corp              Common   806605101    3,198,868     153,644  153,644                    153,644

------------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2     Item 3      Item 4      Item 5             Item 6:                    Item 7:
                                                                                  Investment Discretion    Managers Voting Authority
                                                                                -------------------------  -------------------------
                                  Title of                                        Sole   Shared   Shared      Sole   Shared  None
           Name of Sec             Class     Cusip No    Fair Mv      SH/PRN      (a)      (b)   Other(c)     (a)      (b)    (c)
------------------------------------------------------------------------------------------------------------------------------------
Seagate Technology                 Common   G7945J104    1,505,204      77,708   77,708                     77,708
Sigmatel                           Common   82661W107      778,005      38,842   38,842                     38,842
SLM Corp                           Common   78442P106    2,353,556      45,709   45,709                     45,709
Smurfit Stone Container Corp       Common   832727101    1,493,215     123,101  123,101                    123,101
Solectron Corp                     Common   834182107      518,016     134,900  134,900                    134,900
Sprint FON Group                   Common   852061100      438,147      16,288   16,288                     16,288
St Jude Medical                    Common   790849103    3,940,482      83,115   83,115                     83,115
Stanley Works                      Common   854616109      972,190      19,869   19,869                     19,869
Staples                            Common   855030102    2,451,828     107,678  107,678                    107,678
Starwood Hotels                    Common   85590A203    2,792,982      44,109   44,109                     44,109
Station Casinos                    Common   857689103    1,724,312      23,476   23,476                     23,476
Sun Microsystems                   Common   866810104      284,928      74,200   74,200                     74,200
Symantec Corp                      Common   871503108    1,943,870      88,559   88,559                     88,559
Synopsys                           Common   871607107      322,167      17,405   17,405                     17,405
Target Corp.                       Common   87612E106    6,392,294     108,805  108,805                    108,805
TCF Financial                      Common   872275102      399,963      14,560   14,560                     14,560
TD Banknorth Group Inc             Common   87235A101    1,061,121      35,632   35,632                     35,632
Tele Norte Leste Part ADR          Common   879246106      573,522      36,600   36,600                     36,600
Tenet Healthcare Corporation       Common   88033G100    1,679,435     138,339  138,339                    138,339
Texas Instruments Inc              Common   882508104      597,088      18,800   18,800                     18,800
The DIRECTV Group Inc.             Common   25459L106    2,697,110     175,137  175,137                    175,137
The PMI Group                      Common   69344M101    1,116,747      27,271   27,271                     27,271
Thermo Electron                    Common   883556102    1,229,665      41,181   41,181                     41,181
Time Warner Inc                    Common   887317105    6,637,443     389,979  389,979                    389,979
Torchmark                          Common   891027104      523,745      10,020   10,020                     10,020
Tribune Co                         Common   896047107      532,900      14,600   14,600                     14,600
Trowe Price Group                  Common   74144T108      975,544      14,703   14,703                     14,703
TXU Corp                           Common   873168108    1,213,133      14,002   14,002                     14,002
Tyco International                 Common   902124106    4,188,132     137,451  137,451                    137,451
United Parcel Service              Common   911312106    3,983,724      54,594   54,594                     54,594
UnitedHealth Group Incorporated    Common   91324P102    1,736,360      33,200   33,200                     33,200
Urban Outfitters                   Common   917047102    1,348,551      22,213   22,213                     22,213
Verizon Communications             Common   92343V104    1,037,374      30,306   30,306                     30,306
Viacom Inc B                       Common   925524308    1,360,464      40,623   40,623                     40,623
Wal Mart Stores                    Common   931142103    3,912,369      79,278   79,278                     79,278
Walgreen                           Common   931422109    3,832,102      80,069   80,069                     80,069
Walt Disney Co                     Common   254687106      566,644      22,100   22,100                     22,100
Warner Music Group                 Common   934550104      450,720      28,800   28,800                     28,800
Washington Mutual Inc              Common   939322103    1,163,952      27,400   27,400                     27,400
Washington Post Co                 Common   939640108      821,251         924      924                        924
Wellpoint                          Common   94973V107    4,664,171      65,934   65,934                     65,934
Wells Fargo Company                Common   949746101    4,777,466      77,885   77,885                     77,885
Wrigley WM Jr. Co.                 Common   982526105    2,615,178      36,761   36,761                     36,761
Wyeth                              Common   983024100    7,598,801     166,094  166,094                    166,094
XL Capital Ltd                     Common   G98255105      711,018       9,900    9,900                      9,900
Yahoo Inc                          Common   984332106      946,856      28,400   28,400                     28,400
Yum! Brands Inc                    Common   988498101      963,240      18,400   18,400                     18,400
Zimmer Holdings Inc                Common   98956P102    1,153,040      14,000   14,000                     14,000

                                                       564,959,927  16,651,052